Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Schedule of Vesting for Employer Contributions	Participants vest in their Discretionary Intel Contribution Account according to the following schedule:

Years of Service	Vesting

Fewer than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%